Schedule of Investments (unaudited)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
ams-OSRAM AG(a)(b)	114,249	$789,012
ANDRITZ AG	27,543	1,788,802
AT&S Austria Technologie & Systemtechnik AG(b)	12,741	389,615
BAWAG Group AG(c)	32,656	1,592,765
CA Immobilien Anlagen AG(a)	15,932	462,214
Erste Group Bank AG	130,085	4,729,787
IMMOFINANZ AG(a)	17,297	282,585
Kontron AG(b)	17,240	333,619
Lenzing AG(a)(b)	6,758	442,279
Oesterreichische Post AG(b)	15,938	613,952
OMV AG	58,767	2,781,014
Raiffeisen Bank International AG(a)	56,819	872,836
Schoeller-Bleckmann Oilfield Equipment AG	10,082	633,221
UNIQA Insurance Group AG	94,952	851,974
Verbund AG	25,559	2,276,299
voestalpine AG	53,435	1,852,683
Wienerberger AG	46,988	1,415,502
		22,108,159
Belgium — 1.6%
Ackermans & van Haaren NV	9,712	1,708,295
Aedifica SA	15,599	1,303,014
Ageas SA/NV	59,381	2,645,754
AGFA-Gevaert NV(a)	84,730	237,830
Anheuser-Busch InBev SA/NV	330,673	21,500,168
Argenx SE(a)	21,343	8,233,022
Barco NV	31,498	919,903
Bekaert SA	15,591	725,825
bpost SA	41,117	202,296
Cofinimmo SA	13,340	1,274,432
D’ieteren Group	9,836	1,852,009
Econocom Group SA/NV	78,900	270,818
Elia Group SA/NV	13,439	1,842,756
Etablissements Franz Colruyt NV(b)	20,195	560,971
Euronav NV	77,116	1,321,060
Fagron	30,482	566,610
Galapagos NV(a)(b)	21,772	844,739
Groupe Bruxelles Lambert NV(b)	37,227	3,341,175
Intervest Offices & Warehouses NV	7,852	162,141
KBC Ancora	17,282	831,749
KBC Group NV	93,621	6,692,815
Kinepolis Group NV(a)(b)	6,624	335,261
Melexis NV	10,046	957,633
Montea NV	4,621	404,860
Ontex Group NV(a)(b)	30,101	258,180
Proximus SADP	57,105	486,796
Sofina SA	5,717	1,312,581
Solvay SA	28,165	3,380,325
Telenet Group Holding NV	17,232	399,726
UCB SA	46,994	4,368,449
Umicore SA	80,730	2,650,004
VGP NV	5,406	565,953
Warehouses De Pauw CVA	57,816	1,728,795
		73,885,945
Denmark — 4.6%
ALK-Abello AS(a)	61,320	776,260
Alm Brand A/S	315,998	584,588
Ambu A/S, Class B(a)(b)	64,180	1,020,482
AP Moller - Maersk A/S, Class A	1,201	2,146,418

Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	1,859	$3,360,238
Bavarian Nordic A/S(a)(b)	27,300	750,774
Carlsberg AS, Class B	36,163	5,984,858
Chemometec A/S(a)	7,947	459,840
Chr Hansen Holding A/S	38,350	2,984,759
Coloplast A/S, Class B	46,355	6,678,866
D/S Norden A/S	11,649	731,984
Danske Bank A/S(a)	254,098	5,370,306
Demant A/S(a)	37,819	1,620,770
Dfds A/S	15,621	629,267
DSV A/S	71,128	13,386,452
FLSmidth & Co. A/S	19,558	772,703
Genmab A/S(a)	25,344	10,415,485
GN Store Nord A/S(a)	54,945	1,466,805
H Lundbeck AS	135,025	714,905
H Lundbeck AS, Class A	33,718	169,475
ISS A/S	63,869	1,335,354
Jyske Bank A/S, Registered(a)	21,682	1,585,255
Netcompany Group A/S(a)(c)	17,968	695,399
NKT A/S(a)	18,686	982,011
Novo Nordisk A/S, Class B	626,302	104,188,062
Novozymes A/S, Class B	74,679	3,887,989
Orsted AS(c)	71,420	6,409,951
Pandora A/S	33,722	3,121,370
Per Aarsleff Holding A/S	12,612	543,204
Ringkjoebing Landbobank A/S	12,760	1,794,686
Rockwool A/S, Class B	3,248	786,674
Royal Unibrew A/S	19,204	1,716,532
Scandinavian Tobacco Group A/S, Class A(c)	21,938	428,495
Schouw & Co. A/S	4,708	400,827
SimCorp A/S	16,806	1,821,692
Spar Nord Bank A/S	32,058	521,438
Sydbank AS	27,621	1,232,293
Topdanmark AS	17,556	926,776
Tryg A/S	130,216	3,077,391
Vestas Wind Systems A/S(a)	382,743	10,590,723
Zealand Pharma A/S(a)	25,122	849,626
		206,920,983
Finland — 1.6%
Cargotec OYJ, Class B	16,792	927,915
Caverion OYJ	57,573	545,582
Elisa OYJ	52,846	3,281,805
Fortum OYJ	171,079	2,555,233
Huhtamaki OYJ	40,762	1,469,308
Kemira OYJ	59,730	1,047,770
Kesko OYJ, Class B	102,195	2,130,545
Kojamo OYJ	63,745	791,495
Kone OYJ, Class B	131,832	7,521,113
Konecranes OYJ	27,948	1,094,719
Metsa Board OYJ, Class B	86,502	623,752
Metso Outotec OYJ	254,611	2,811,090
Neste OYJ	160,701	7,788,281
Nokia OYJ	2,043,197	8,645,075
Nokian Renkaat OYJ	51,188	498,693
Orion OYJ, Class B	40,863	1,919,462
Outokumpu OYJ	146,397	798,093
QT Group OYJ(a)(b)	7,456	642,964
Revenio Group OYJ	13,117	493,240
Sampo OYJ, Class A	178,198	9,037,303
Sanoma OYJ	36,477	316,342

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	202,991	$2,575,315
TietoEVRY OYJ	33,239	1,062,113
Tokmanni Group Corp	32,829	449,601
UPM-Kymmene OYJ	202,374	6,453,787
Uponor OYJ	32,632	870,822
Valmet OYJ	64,991	2,198,758
Wartsila OYJ Abp	171,363	1,987,319
		70,537,495
France — 17.4%
Accor SA(a)	65,020	2,306,721
Aeroports de Paris(a)	11,980	1,903,693
Air France-KLM(a)	490,343	849,355
Air Liquide SA	198,018	35,621,515
Airbus SE	223,926	31,357,406
ALD SA(c)	60,844	732,980
Alstom SA	123,402	3,101,656
Alten SA	11,984	2,037,375
Amundi SA(c)	22,540	1,476,705
APERAM SA	19,773	733,131
ArcelorMittal SA	196,447	5,580,988
Arkema SA	23,372	2,312,496
Atos SE(a)	36,164	501,329
AXA SA	707,996	23,109,119
BioMerieux	16,044	1,679,893
BNP Paribas SA	420,636	27,178,728
Bollore SE	360,519	2,435,437
Bouygues SA	84,192	3,083,047
Bureau Veritas SA	107,925	3,112,028
Capgemini SE	61,213	11,162,640
Carrefour SA	231,163	4,808,331
CGG SA(a)(b)	426,428	319,118
Cie. de Saint-Gobain	187,388	10,848,773
Cie. Generale des Etablissements Michelin SCA	256,664	8,174,130
Cie. Plastic Omnium SA	26,913	476,484
Coface SA	60,028	918,814
Covivio	20,458	1,163,220
Credit Agricole SA	448,149	5,477,962
Danone SA	242,906	16,076,406
Dassault Aviation SA	10,254	2,003,814
Dassault Systemes SE	252,169	10,236,959
Edenred	96,916	6,296,985
Eiffage SA	32,092	3,819,712
Elis SA	79,479	1,578,757
Engie SA	681,711	10,910,299
Esker SA	3,322	505,742
EssilorLuxottica SA	110,694	21,915,202
Eurazeo SE	17,625	1,258,493
Euroapi SA(a)	27,483	330,074
Eurofins Scientific SE	50,274	3,511,630
Euronext NV(c)	32,624	2,594,562
Eutelsat Communications SA	70,242	466,945
Faurecia SE(a)	60,088	1,247,657
Fnac Darty SA	9,196	346,718
Gaztransport Et Technigaz SA	13,364	1,429,162
Gecina SA	17,203	1,915,083
Getlink SE	170,035	3,177,825
Hermes International	11,951	25,946,523
ICADE	12,301	577,728
Imerys SA	16,476	677,302
Interparfums SA	11,007	874,318
Security	Shares	Value

France (continued)
Ipsen SA	14,658	$1,777,505
IPSOS	21,455	1,163,302
JCDecaux SE(a)	29,596	655,193
Kering SA	28,603	18,316,409
Klepierre SA	82,290	2,084,416
Korian SA	30,447	264,165
La Francaise des Jeux SAEM(c)	40,152	1,716,170
Legrand SA	100,945	9,554,841
L’Oreal SA	91,429	43,695,472
LVMH Moet Hennessy Louis Vuitton SE	104,719	100,727,232
McPhy Energy SA(a)(b)	10,671	144,771
Neoen SA(b)(c)	24,953	749,171
Nexans SA	12,635	1,087,152
Nexity SA	21,921	575,095
Orange SA	749,021	9,749,193
Orpea SA(a)(b)	19,703	58,258
Pernod Ricard SA	78,335	18,091,396
Publicis Groupe SA	86,437	7,066,835
Quadient SA	18,917	376,034
Remy Cointreau SA	8,801	1,522,820
Renault SA(a)	72,447	2,690,896
Rexel SA	106,389	2,464,353
Rubis SCA	33,700	995,961
Safran SA	128,909	20,047,894
Sanofi	430,698	46,415,586
Sartorius Stedim Biotech	10,425	2,792,844
Schneider Electric SE	205,196	35,784,502
SCOR SE	56,696	1,466,504
SEB SA	9,732	1,115,890
SES SA	157,572	977,361
Societe BIC SA	10,439	644,255
Societe Generale SA	299,523	7,274,893
Sodexo SA	33,152	3,552,834
SOITEC(a)	10,858	1,603,769
Sopra Steria Group SACA	7,215	1,561,783
SPIE SA	56,931	1,776,989
Teleperformance	21,868	4,370,441
Thales SA	39,461	6,021,882
TotalEnergies SE	945,642	60,426,440
Trigano SA	5,121	667,133
Ubisoft Entertainment SA(a)	34,872	1,021,302
Unibail-Rodamco-Westfield, New(a)(b)	46,303	2,483,045
Valeo	85,829	1,675,954
Vallourec SA(a)	83,637	955,405
Valneva SE(a)(b)	39,479	191,856
Veolia Environnement SA	248,266	7,861,333
Verallia SA(c)	29,503	1,197,536
Vicat SA	15,598	455,055
Vinci SA	204,031	25,236,842
Virbac SA	2,425	828,328
Vivendi SE	263,995	2,899,840
Wendel SE	10,359	1,162,065
Worldline SA/France(a)(c)	89,346	3,886,793
		782,043,964
Germany — 11.6%
Aareal Bank AG(a)	28,592	973,521
adidas AG	61,151	10,769,059
AIXTRON SE	46,535	1,317,492
Allianz SE, Registered	153,392	38,517,798
Amadeus Fire AG	4,136	609,623

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Aroundtown SA(b)	421,401	$574,114
AURELIUS Equity Opportunities SE & Co. KGaA(b)	14,369	265,949
Aurubis AG	13,275	1,245,424
BASF SE	348,137	18,007,085
Bayer AG, Registered	372,769	24,601,369
Bayerische Motoren Werke AG	126,938	14,227,768
Bechtle AG	33,208	1,544,477
Beiersdorf AG	38,205	5,334,540
Bilfinger SE	18,608	805,049
Brenntag SE	59,242	4,828,497
CANCOM SE	17,272	621,914
Carl Zeiss Meditec AG, Bearer	15,651	2,105,096
Commerzbank AG(a)	415,004	4,611,984
CompuGroup Medical SE & Co. KgaA	13,304	731,494
Continental AG	44,265	3,105,949
Covestro AG(a)(c)	71,727	3,146,695
CropEnergies AG	12,956	150,047
CTS Eventim AG & Co. KGaA(a)	24,451	1,610,959
Daimler Truck Holding AG(a)	168,057	5,553,101
Delivery Hero SE(a)(b)(c)	72,588	2,901,429
Dermapharm Holding SE	10,138	508,944
Deutsche Bank AG, Registered	810,515	8,909,732
Deutsche Boerse AG	71,537	13,642,730
Deutsche Lufthansa AG, Registered(a)	233,276	2,507,699
Deutsche Pfandbriefbank AG(b)(c)	64,264	592,733
Deutsche Post AG, Registered	374,257	18,001,604
Deutsche Telekom AG, Registered	1,226,244	29,566,920
Draegerwerk AG & Co. KGaA	5,914	272,396
Duerr AG	23,826	826,690
E.ON SE	838,338	11,089,321
Eckert & Ziegler Strahlen- und Medizintechnik AG	8,148	421,402
Encavis AG	48,028	830,515
Evonik Industries AG	81,201	1,772,332
Evotec SE(a)	55,978	1,028,114
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	14,789	796,496
Freenet AG	58,080	1,655,803
Fresenius Medical Care AG & Co. KGaA(b)	74,973	3,637,987
Fresenius SE & Co. KGaA	164,290	4,760,133
GEA Group AG	64,200	3,019,510
Gerresheimer AG	13,820	1,505,929
Grand City Properties SA	40,150	335,314
GRENKE AG	11,781	422,527
Hannover Rueck SE	22,010	4,702,635
HeidelbergCement AG	54,789	4,149,806
HelloFresh SE(a)(b)	61,587	1,653,743
Henkel AG & Co. KGaA	39,814	2,944,414
HOCHTIEF AG	11,595	970,600
Hornbach Holding AG & Co. KGaA	5,335	453,302
Hugo Boss AG	24,640	1,857,647
Hypoport SE(a)(b)	1,601	256,739
Indus Holding AG	13,686	405,364
Infineon Technologies AG	497,768	18,127,104
Jenoptik AG	26,359	841,388
K+S AG, Registered(b)	73,209	1,460,215
KION Group AG	26,822	1,112,377
Knorr-Bremse AG	26,095	1,829,043
Krones AG	5,110	671,428
LANXESS AG	31,209	1,271,667
LEG Immobilien SE	30,343	1,888,647
Mercedes-Benz Group AG	301,677	23,526,585
Security	Shares	Value

Germany (continued)
Merck KGaA	49,127	$8,811,851
METRO AG(a)	53,277	453,117
MorphoSys AG(a)(b)	16,714	351,075
MTU Aero Engines AG	21,866	5,741,344
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	52,882	19,874,506
Nagarro SE(a)(b)	5,692	612,879
Nemetschek SE	22,174	1,733,194
Nordex SE(a)	56,281	677,801
Norma Group SE	14,766	351,257
PATRIZIA SE	21,520	231,345
Pfeiffer Vacuum Technology AG	2,310	385,616
ProSiebenSat.1 Media SE	65,144	585,006
Puma SE	43,115	2,526,456
Rational AG	1,945	1,408,704
Rheinmetall AG	17,070	4,999,679
RWE AG	247,375	11,598,483
Salzgitter AG(b)	14,672	581,740
SAP SE	395,063	53,458,397
Scout24 SE(c)	32,076	1,999,204
Siemens AG, Registered	289,269	47,680,876
Siemens Healthineers AG(c)	104,616	6,520,259
Siltronic AG	10,056	724,788
Sixt SE	6,244	774,689
Software AG	23,016	786,311
Stabilus SE	12,328	805,668
Stratec SE	5,282	363,457
Stroeer SE & Co. KGaA	13,292	728,924
Suedzucker AG	35,608	719,316
Symrise AG	49,137	5,936,855
Synlab AG	33,605	354,885
TAG Immobilien AG	70,652	604,987
TeamViewer AG(a)(c)	58,629	1,082,044
Telefonica Deutschland Holding AG	499,365	1,687,340
thyssenkrupp AG(b)	171,088	1,231,186
TUI AG(a)(b)	186,959	1,197,283
United Internet AG, Registered(d)	37,693	647,164
Varta AG(b)	8,699	225,605
VERBIO Vereinigte BioEnergie AG	10,234	381,154
Vitesco Technologies Group AG(a)	10,441	715,012
Volkswagen AG	11,118	1,866,631
Vonovia SE	270,316	5,862,755
Vossloh AG	8,005	367,201
Zalando SE(a)(c)	88,443	3,637,613
		523,671,625
Ireland — 1.1%
AIB Group PLC	407,866	1,754,059
Bank of Ireland Group PLC	404,544	4,184,165
C&C Group PLC(a)	201,434	396,442
Cairn Homes PLC(a)	483,000	544,991
CRH PLC	282,839	13,648,109
Dalata Hotel Group PLC(a)	93,522	470,075
Flutter Entertainment PLC, Class DI(a)	63,629	12,714,193
Glanbia PLC	92,384	1,401,011
Kerry Group PLC, Class A	60,174	6,337,802
Kingspan Group PLC	57,706	3,999,011
Smurfit Kappa Group PLC	94,593	3,504,589
		48,954,447

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 0.0%
Tremor International Ltd.(a)(b)	45,863	$127,842

Italy — 3.8%
A2A SpA	676,069	1,192,846
ACEA SpA	23,531	345,086
Amplifon SpA	48,909	1,795,444
Anima Holding SpA(c)	139,039	577,765
Ascopiave SpA	86,215	276,002
Assicurazioni Generali SpA	415,762	8,659,540
Autogrill SpA(a)(b)	86,150	631,049
Azimut Holding SpA	50,002	1,116,848
Banca Generali SpA	30,077	998,525
Banca Mediolanum SpA	81,432	736,254
Banca Popolare di Sondrio SPA	215,937	980,953
Banco BPM SpA	556,972	2,264,691
BPER Banca	533,572	1,498,642
Brembo SpA	69,566	1,022,205
Brunello Cucinelli SpA	18,079	1,731,108
Buzzi Unicem SpA	38,562	958,877
Credito Emiliano SpA	69,070	530,253
De’ Longhi SpA	39,215	911,197
DiaSorin SpA	10,840	1,177,362
Enav SpA(c)	103,653	487,111
Enel SpA	3,077,092	21,023,045
Eni SpA	966,301	14,598,313
ERG SpA	27,141	819,609
Ferrari NV	47,718	13,296,542
FinecoBank Banca Fineco SpA	242,697	3,678,725
Gruppo MutuiOnline SpA(b)	13,908	433,704
GVS SpA(a)(b)(c)	31,251	213,296
Hera SpA	429,660	1,337,642
Infrastrutture Wireless Italiane SpA(c)	131,426	1,824,130
Interpump Group SpA	29,590	1,651,410
Intesa Sanpaolo SpA	6,106,436	16,056,209
Iren SpA	407,081	879,716
Italgas SpA	200,395	1,308,475
Juventus Football Club SpA(a)(b)	959,324	305,891
Leonardo SpA	153,631	1,830,804
Mediobanca Banca di Credito Finanziario SpA	228,112	2,449,736
Moncler SpA	80,606	5,979,447
Nexi SpA(a)(c)	267,512	2,218,153
Pirelli & C SpA(c)	193,671	1,014,454
Poste Italiane SpA(c)	201,084	2,092,670
Prysmian SpA	102,192	4,182,272
Recordati Industria Chimica e Farmaceutica SpA	40,842	1,880,056
Reply SpA	10,130	1,180,170
Salvatore Ferragamo SpA	26,876	472,556
Snam SpA	785,714	4,366,744
Stellantis NV	846,498	14,040,500
Tamburi Investment Partners SpA	101,095	965,443
Technogym SpA(c)	79,603	726,396
Telecom Italia SpA/Milano(a)(b)	3,541,385	1,041,566
Tenaris SA	197,449	2,824,561
Terna - Rete Elettrica Nazionale	523,564	4,531,834
Tod’s SpA(a)	5,644	238,564
UniCredit SpA	720,531	14,277,666
Unipol Gruppo SpA	194,717	1,094,773
		172,726,830
Netherlands — 6.2%
Aalberts NV	40,547	1,872,687
Security	Shares	Value

Netherlands (continued)
ABN AMRO Bank NV, CVA(c)	155,293	$2,488,921
Adyen NV(a)(c)	8,228	13,221,179
Aegon NV	664,167	3,030,412
AerCap Holdings NV(a)	68,011	3,833,100
Akzo Nobel NV	69,174	5,738,554
Alfen Beheer BV(a)(b)(c)	9,561	773,575
Allfunds Group PLC	126,192	837,161
Arcadis NV	32,789	1,354,479
ASM International NV	17,862	6,484,789
ASML Holding NV	152,519	96,790,446
ASR Nederland NV	53,202	2,339,964
Basic-Fit NV(a)(b)(c)	28,666	1,215,636
BE Semiconductor Industries NV	29,536	2,658,642
Corbion NV	24,467	770,258
Davide Campari-Milano NV	235,765	3,038,414
EXOR NV, NVS(a)	42,196	3,472,693
Flow Trades Ltd., NVS	15,296	378,893
Heineken Holding NV	44,531	4,274,137
Heineken NV	97,001	11,138,157
IMCD NV	21,718	3,269,412
ING Groep NV(a)	1,411,139	17,501,351
InPost SA(a)	84,854	910,725
Iveco Group NV(a)	117,906	1,060,889
JDE Peet’s NV	35,939	1,092,993
Just Eat Takeaway.com NV(a)(c)	68,771	1,205,969
Just Eat Takeaway.com NV(a)(b)(c)	27,122	475,397
Koninklijke Ahold Delhaize NV	393,005	13,513,338
Koninklijke KPN NV	1,260,496	4,596,884
Koninklijke Philips NV	335,779	7,088,969
Koninklijke Vopak NV	28,658	1,094,979
NN Group NV	103,654	3,865,295
NSI NV	14,375	330,260
OCI NV	44,376	1,169,322
Pharming Group NV(a)	383,467	432,554
PostNL NV	172,746	310,779
Prosus NV	303,486	22,710,934
QIAGEN NV(a)	84,537	3,780,558
Randstad NV	44,978	2,443,914
SBM Offshore NV	65,463	925,294
Shop Apotheke Europe NV(a)(c)	5,898	588,798
Signify NV(c)	48,139	1,607,671
Technip Energies NV	54,258	1,203,757
TKH Group NV	20,325	983,969
TomTom NV(a)(b)	37,465	321,216
Universal Music Group NV	275,260	6,013,721
Wolters Kluwer NV	97,650	12,938,009
		277,149,054
Norway — 1.3%
Adevinta ASA(a)	109,410	842,780
Aker ASA, Class A	10,897	666,043
Aker BP ASA	134,607	3,217,890
Aker Carbon Capture ASA(a)	185,630	190,452
Atea ASA	53,375	733,233
Austevoll Seafood ASA	53,455	503,410
Bakkafrost P/F	21,156	1,542,424
Borregaard ASA	49,369	826,059
BW Energy Ltd.(a)	59,156	159,154
BW Offshore Ltd.	81,147	216,538
Crayon Group Holding ASA(a)(c)	42,755	330,458
DNB Bank ASA	348,435	6,128,999

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Elkem ASA(c)	248,220	$840,125
Entra ASA(c)	34,134	346,856
Equinor ASA	367,953	10,593,739
Frontline PLC, NVS(b)	57,927	898,656
Gjensidige Forsikring ASA	73,830	1,286,099
Golden Ocean Group Ltd.	56,861	523,791
Kahoot! ASA(a)(b)	148,117	386,670
Kongsberg Gruppen ASA	42,073	1,889,741
Leroy Seafood Group ASA	113,134	595,738
Mowi ASA	168,858	3,221,690
MPC Container Ships AS	140,789	231,041
NEL ASA(a)(b)	583,879	802,388
Nordic Semiconductor ASA(a)	66,303	717,928
Norsk Hydro ASA	530,957	3,907,345
Norwegian Air Shuttle ASA(a)	269,959	262,327
Nykode Therapeutics AS(a)(b)	73,679	178,303
Orkla ASA	281,332	2,022,153
REC Silicon ASA(a)(b)	150,254	226,004
Salmar ASA	27,307	1,213,209
Scatec ASA(c)	50,970	333,223
Schibsted ASA, Class A	42,655	757,333
Schibsted ASA, Class B	27,406	443,755
SpareBank 1 SMN	84,725	1,095,410
SpareBank 1 SR-Bank ASA	105,176	1,232,077
Storebrand ASA	177,903	1,372,613
Subsea 7 SA	104,263	1,191,778
Telenor ASA	262,282	3,272,792
TGS ASA	55,091	863,957
TOMRA Systems ASA	91,308	1,400,143
Veidekke ASA	54,854	631,047
Yara International ASA	63,145	2,542,775
		60,638,146
Portugal — 0.3%
Banco Comercial Portugues SA, Class R(b)	3,581,937	920,714
EDP - Energias de Portugal SA	1,104,329	6,084,851
Galp Energia SGPS SA	204,001	2,465,085
Jeronimo Martins SGPS SA	106,917	2,698,073
Navigator Co. SA (The)	156,323	573,770
REN - Redes Energeticas Nacionais SGPS SA	325,138	944,202
Sonae SGPS SA	771,172	879,404
		14,566,099
Spain — 3.9%
Acciona SA	9,576	1,774,326
Acerinox SA	72,841	786,993
ACS Actividades de Construccion y Servicios SA	84,443	2,903,352
Aena SME SA(a)(c)	28,314	4,768,556
Amadeus IT Group SA(a)	168,748	11,860,453
Applus Services SA	63,321	531,268
Banco Bilbao Vizcaya Argentaria SA	2,271,181	16,627,279
Banco de Sabadell SA	2,097,154	2,185,646
Banco Santander SA	6,341,074	22,276,680
Bankinter SA	246,837	1,459,601
Befesa SA(c)	17,244	776,374
CaixaBank SA	1,666,848	6,170,015
Cellnex Telecom SA(c)	212,648	8,953,331
Cia. de Distribucion Integral Logista Holdings SA	37,703	1,023,896
Cie. Automotive SA	32,080	967,357
Corp. ACCIONA Energias Renovables SA	22,527	808,880
Ebro Foods SA	30,059	557,979
Security	Shares	Value

Spain (continued)
EDP Renovaveis SA	104,473	$2,322,193
Enagas SA	76,645	1,534,485
Endesa SA	116,119	2,604,864
Faes Farma SA	178,459	629,081
Ferrovial SA	183,389	5,749,870
Fluidra SA	38,360	657,108
Global Dominion Access SA(c)	32,376	135,209
Grifols SA(a)	108,160	1,113,357
Iberdrola SA	2,320,064	30,063,619
Indra Sistemas SA	58,395	773,197
Industria de Diseno Textil SA	411,057	14,130,809
Inmobiliaria Colonial SOCIMI SA	120,143	768,012
Lar Espana Real Estate SOCIMI SA	69,516	392,957
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	260,143	240,079
Mapfre SA	396,742	794,724
Merlin Properties SOCIMI SA	139,163	1,230,451
Miquel y Costas & Miquel SA	32,875	441,220
Naturgy Energy Group SA	53,994	1,681,173
Neinor Homes SA(c)	25,852	261,993
Prosegur Cia. de Seguridad SA	119,186	228,654
Red Electrica Corp. SA	130,938	2,380,628
Repsol SA	555,190	8,155,575
Sacyr SA	231,927	767,389
Solaria Energia y Medio Ambiente SA(a)	32,876	518,675
Telefonica SA	1,945,635	8,837,442
Unicaja Banco SA(c)	561,225	569,577
Vidrala SA	12,417	1,303,508
Viscofan SA	18,402	1,261,396
		173,979,231
Sweden — 5.8%
AAK AB	74,030	1,491,935
AddLife AB	64,761	767,394
AddTech AB, Class B	103,653	2,077,433
AFRY AB	42,513	799,196
Alfa Laval AB	106,743	3,916,115
Alleima AB, NVS(a)	77,685	398,794
Arjo AB, Class B	97,318	431,720
Assa Abloy AB, Class B	386,368	9,205,604
Atlas Copco AB, Class A	1,028,241	14,872,603
Atlas Copco AB, Class B	608,491	7,804,993
Avanza Bank Holding AB(b)	50,164	1,067,355
Axfood AB	45,975	1,140,969
Beijer Ref AB	127,181	2,080,380
Bilia AB, Class A	25,103	283,305
Billerud AB	88,766	852,529
Biotage AB	24,554	305,441
Boliden AB	105,059	3,754,480
Bravida Holding AB(c)	75,883	923,856
Bure Equity AB	23,263	594,801
Calliditas Therapeutics AB, Class B(a)(b)	28,122	341,898
Castellum AB(b)	128,089	1,557,063
Catena AB	13,964	535,663
Cint Group AB(a)	74,173	116,656
Corem Property Group AB, Class B	294,466	233,681
Dometic Group AB(c)	119,022	853,105
Electrolux AB, Class B	100,932	1,522,568
Electrolux Professional AB, Class B	128,398	748,444
Elekta AB, Class B	205,931	1,731,508
Embracer Group AB(a)(b)	263,267	1,374,426

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	245,223	$4,912,570
Epiroc AB, Class B	140,919	2,426,362
EQT AB	130,177	2,803,772
Essity AB, Class B	232,502	7,046,035
Evolution AB(c)	69,909	9,340,432
Fabege AB	144,825	1,161,453
Fastighets AB Balder, Class B(a)	234,906	1,093,679
Fortnox AB	219,080	1,510,105
Getinge AB, Class B	87,560	2,222,349
Granges AB	53,696	534,068
H & M Hennes & Mauritz AB, Class B	269,336	3,948,676
Hexagon AB, Class B	753,781	8,630,571
Hexatronic Group AB	70,732	598,301
Hexpol AB	114,963	1,354,932
Holmen AB, Class B	36,848	1,393,952
Hufvudstaden AB, Class A	49,160	701,018
Husqvarna AB, Class B	158,402	1,367,204
Industrivarden AB, Class A	49,061	1,403,789
Industrivarden AB, Class C	57,371	1,638,317
Indutrade AB	106,974	2,568,649
Instalco AB	105,970	557,022
Intrum AB	27,199	246,225
Investment AB Latour, Class B	56,333	1,219,704
Investor AB, Class A	180,716	3,962,710
Investor AB, Class B	697,391	14,982,143
JM AB	27,722	445,042
Kambi Group PLC, Class B(a)	15,907	265,970
Kindred Group PLC	94,651	1,164,882
Kinnevik AB, Class B(a)	89,912	1,477,071
L E Lundbergforetagen AB, Class B	28,039	1,345,342
Lifco AB, Class B	94,130	2,146,587
Lindab International AB	38,106	610,282
Loomis AB	30,438	974,283
Medicover AB	23,931	394,574
Millicom International Cellular SA, SDR(a)	67,458	1,209,945
MIPS AB	13,724	742,102
Modern Times Group MTG AB, Class B	47,333	380,519
Munters Group AB(c)	71,127	698,150
Mycronic AB	34,717	737,836
NCC AB, Class B	39,455	392,344
Nibe Industrier AB, Class B	581,103	6,506,536
Nobia AB(a)	86,025	125,446
Nolato AB, Class B	97,966	543,521
Nordea Bank Abp	1,258,460	13,980,567
Nordnet AB publ	58,224	915,365
Nyfosa AB	82,403	564,698
Pandox AB	46,865	558,417
Paradox Interactive AB	17,980	441,827
Peab AB, Class B	81,747	432,447
PowerCell Sweden AB(a)	23,852	202,466
Ratos AB, Class B	76,141	263,187
Saab AB, Class B	28,645	1,608,396
Sagax AB, Class B	79,483	1,949,619
Samhallsbyggnadsbolaget i Norden AB(b)	447,892	526,858
Sandvik AB	399,657	8,140,938
Scandic Hotels Group AB(a)(c)	97,891	350,239
Sdiptech AB, Class B(a)	15,088	348,633
Sectra AB, NVS	50,467	796,890
Securitas AB, Class B	183,342	1,643,347
Sinch AB(a)(b)(c)	218,175	579,095
Security	Shares	Value

Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	631,063	$7,175,676
Skanska AB, Class B	131,077	2,143,956
SKF AB, Class B	138,247	2,503,883
SSAB AB, Class A	100,235	711,854
SSAB AB, Class B	225,923	1,527,032
Stillfront Group AB(a)	205,292	437,394
Storskogen Group AB	905,343	825,178
Surgical Science Sweden AB(a)	24,228	442,238
Svenska Cellulosa AB SCA, Class B	232,388	3,188,297
Svenska Handelsbanken AB, Class A	575,727	5,089,303
Sweco AB, Class B	123,225	1,651,936
Swedbank AB, Class A	338,123	5,875,371
Swedish Orphan Biovitrum AB(a)	71,701	1,744,879
Tele2 AB, Class B	210,699	2,238,921
Telefonaktiebolaget LM Ericsson, Class B	1,140,207	6,277,629
Telia Co. AB	1,104,421	3,074,896
Thule Group AB(c)	38,963	1,126,950
Trelleborg AB, Class B	94,181	2,366,589
Troax Group AB	21,559	488,626
Viaplay Group AB, Class B(a)	29,289	748,423
Vitec Software Group AB, Class B	10,765	567,034
Vitrolife AB	30,423	684,965
Volvo AB, Class A	72,256	1,530,104
Volvo AB, Class B	577,165	11,866,917
Volvo Car AB, Class B(a)(b)	221,158	912,881
Wallenstam AB, Class B	146,104	579,753
Wihlborgs Fastigheter AB	121,760	984,179
		259,636,238
Switzerland — 15.1%
ABB Ltd., Registered	593,455	21,408,067
Accelleron Industries AG, NVS(a)	39,774	981,014
Adecco Group AG, Registered	59,211	2,036,654
Alcon Inc.	187,293	13,637,986
Allreal Holding AG, Registered	6,759	1,199,446
ALSO Holding AG, Registered	3,557	762,512
Arbonia AG	30,420	372,501
Aryzta AG(a)	465,667	827,381
Bachem Holding AG, Class A	12,262	1,339,501
Baloise Holding AG, Registered	18,392	3,078,695
Banque Cantonale Vaudoise, Registered	11,472	1,207,134
Barry Callebaut AG, Registered	1,381	2,948,558
Belimo Holding AG, Registered	3,789	1,828,680
BKW AG	11,634	1,992,284
Bossard Holding AG, Class A, Registered	2,875	705,074
Bucher Industries AG, Registered	3,213	1,446,961
Burckhardt Compression Holding AG	1,682	1,038,612
Bystronic AG, Registered	634	457,631
Cembra Money Bank AG	13,129	1,054,339
Chocoladefabriken Lindt & Spruengli AG, ParticipationCertificates, NVS	389	4,803,030
Chocoladefabriken Lindt & Spruengli AG, Registered	42	5,176,998
Cie. Financiere Richemont SA, Class A, Registered	196,494	32,480,613
Clariant AG, Registered	81,333	1,356,651
Coca-Cola HBC AG, Class DI	71,889	2,194,533
Comet Holding AG, Registered	3,621	875,258
Credit Suisse Group AG, Registered(a)(b)	1,348,302	1,213,264
Daetwyler Holding AG, Bearer(b)	3,241	820,096
DKSH Holding AG	15,321	1,220,331
dormakaba Holding AG	1,382	619,102
DSM-Firmenich AG(a)	64,922	8,495,803

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Dufry AG, Registered(a)(b)	30,959	$1,431,211
Emmi AG, Registered(b)	1,079	1,122,919
EMS-Chemie Holding AG, Registered	2,652	2,178,091
Flughafen Zurich AG, Registered	7,855	1,511,841
Forbo Holding AG, Registered	312	459,287
Galenica AG(c)	20,853	1,868,820
Geberit AG, Registered	13,430	7,649,216
Georg Fischer Ltd.	32,896	2,398,772
Givaudan SA, Registered	3,483	12,183,420
Helvetia Holding AG, Registered	15,970	2,388,989
Holcim AG	209,300	13,829,021
Huber + Suhner AG, Registered(b)	6,016	495,533
Idorsia Ltd.(a)(b)	44,773	432,706
Implenia AG, Registered(b)	11,439	516,210
Inficon Holding AG, Registered	831	904,733
Interroll Holding AG, Registered	281	1,025,616
Julius Baer Group Ltd.	80,715	5,783,729
Kardex Holding AG, Registered	3,357	767,177
Kuehne + Nagel International AG, Registered	20,504	6,074,431
Landis+Gyr Group AG(b)	10,844	898,404
Logitech International SA, Registered	66,597	3,941,022
Lonza Group AG, Registered	28,028	17,479,384
Medmix AG(c)	14,381	341,240
Meyer Burger Technology AG(a)(b)	1,541,204	992,678
Mobimo Holding AG, Registered	2,673	716,867
Nestle SA, Registered	1,040,409	133,473,614
Novartis AG, Registered	816,923	83,566,215
OC Oerlikon Corp. AG, Registered	93,200	521,858
Partners Group Holding AG	8,493	8,244,434
PolyPeptide Group AG(b)(c)	6,733	168,940
PSP Swiss Property AG, Registered	16,588	1,953,422
Roche Holding AG, Bearer	9,842	3,330,547
Roche Holding AG, NVS	265,801	83,232,963
Schindler Holding AG, Participation Certificates, NVS	15,349	3,430,066
Schindler Holding AG, Registered	8,756	1,870,481
Schweiter Technologies AG, NVS	496	395,812
Sensirion Holding AG(a)(b)(c)	4,240	460,024
SFS Group AG	7,578	990,221
SGS SA	60,002	5,429,901
Siegfried Holding AG, Registered	1,869	1,440,455
Siemens Energy AG(a)	203,909	5,004,762
SIG Group AG	116,360	3,114,450
Sika AG, Registered	55,826	15,420,420
Softwareone Holding AG	43,226	652,044
Sonova Holding AG, Registered	20,584	6,527,724
St. Galler Kantonalbank AG, Class A, Registered	1,501	845,436
Stadler Rail AG	19,588	814,055
STMicroelectronics NV	259,410	11,096,803
Straumann Holding AG	41,658	6,267,469
Sulzer AG, Registered	12,018	1,007,078
Swatch Group AG (The), Bearer	11,338	3,889,641
Swatch Group AG (The), Registered	19,720	1,244,093
Swiss Life Holding AG, Registered	11,595	7,653,356
Swiss Prime Site AG, Registered	28,214	2,553,920
Swiss Re AG	112,535	11,332,715
Swisscom AG, Registered	9,949	6,830,490
Swissquote Group Holding SA, Registered	4,901	1,049,170
Tecan Group AG, Registered	5,038	2,195,422
Temenos AG, Registered	23,777	2,002,823
UBS Group AG, Registered	1,273,809	25,925,282
Security	Shares	Value

Switzerland (continued)
Valiant Holding AG, Registered	8,779	$1,020,386
VAT Group AG(c)	10,437	3,682,063
Vontobel Holding AG, Registered	14,745	987,630
Zur Rose Group AG(a)(b)	3,898	170,553
Zurich Insurance Group AG	57,228	27,752,844
		682,519,608
United Kingdom — 23.5%
3i Group PLC	376,600	8,378,988
888 Holdings PLC(a)	155,690	157,295
abrdn PLC	838,047	2,245,738
Admiral Group PLC	63,419	1,843,217
Airtel Africa PLC(c)	462,585	698,284
AJ Bell PLC	115,479	473,408
Anglo American PLC	483,053	14,884,875
Antofagasta PLC	150,582	2,769,654
AO World PLC(a)	138,738	134,596
Ascential PLC(a)	188,985	606,118
Ashmore Group PLC	173,558	531,990
Ashtead Group PLC	165,981	9,569,820
ASOS PLC(a)(b)	26,061	242,543
Associated British Foods PLC	134,332	3,309,749
Assura PLC	1,411,810	903,115
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	159,407	485,320
AstraZeneca PLC	586,229	86,271,180
Auction Technology Group PLC(a)	58,008	511,040
Auto Trader Group PLC(c)	354,811	2,837,413
Aviva PLC	1,036,744	5,519,978
Avon Protection PLC	13,060	162,983
B&M European Value Retail SA	372,810	2,250,635
Babcock International Group PLC(a)	102,964	411,588
BAE Systems PLC	1,183,716	15,080,519
Balfour Beatty PLC	269,919	1,299,216
Barclays PLC	6,021,318	12,129,410
Barratt Developments PLC	374,774	2,357,857
Beazley PLC	234,684	1,760,708
Bellway PLC	46,751	1,417,465
Berkeley Group Holdings PLC	43,391	2,428,255
Big Yellow Group PLC	75,404	1,160,687
Bodycote PLC	75,699	656,905
boohoo Group PLC(a)	380,639	236,152
BP PLC	6,865,669	46,061,735
Breedon Group PLC	668,859	577,485
Bridgepoint Group PLC(c)	94,802	287,939
British American Tobacco PLC	800,247	29,565,762
British Land Co. PLC (The)	337,456	1,700,184
Britvic PLC	108,569	1,248,172
BT Group PLC	2,649,173	5,291,171
Bunzl PLC(b)	123,591	4,919,797
Burberry Group PLC	150,587	4,915,458
Burford Capital Ltd.	81,572	1,073,002
Bytes Technology Group PLC	92,697	484,394
Capita PLC(a)	633,021	276,374
Capital & Counties Properties PLC	676,446	1,001,446
Capricorn Energy PLC(a)	118,911	327,875
Carnival PLC(a)	58,258	481,096
Centamin PLC	547,118	710,093
Centrica PLC	2,398,231	3,446,140
Ceres Power Holdings PLC(a)(b)	65,421	288,187
Close Brothers Group PLC	55,353	632,688
CMC Markets PLC(c)	65,794	151,978

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
CNH Industrial NV	385,672	$5,427,113
Coats Group PLC	697,991	685,971
Coca-Cola Europacific Partners PLC	78,251	5,044,842
Compass Group PLC	661,940	17,462,614
Computacenter PLC	37,516	1,087,625
ConvaTec Group PLC(c)	702,132	1,941,094
Cranswick PLC	22,332	903,091
Crest Nicholson Holdings PLC	123,806	418,348
Croda International PLC	51,276	4,505,080
Currys PLC	500,191	359,455
CVS Group PLC	41,422	1,103,922
Darktrace PLC(a)	182,426	643,297
DCC PLC	40,869	2,542,744
Dechra Pharmaceuticals PLC	46,499	2,182,712
Deliveroo PLC(a)(c)	358,102	492,349
Derwent London PLC	40,563	1,224,600
Diageo PLC	858,362	39,155,116
Diploma PLC	52,662	1,784,546
Direct Line Insurance Group PLC	462,330	999,301
Diversified Energy Co. PLC	579,075	689,182
Domino’s Pizza Group PLC	174,532	645,711
Dowlais Group PLC(a)	503,110	838,408
Dr. Martens PLC	224,965	469,028
Drax Group PLC	154,682	1,223,921
DS Smith PLC	500,693	1,954,835
Dunelm Group PLC	58,584	843,748
easyJet PLC(a)	120,600	756,629
Elementis PLC(a)	262,870	414,935
EMIS Group PLC	29,513	605,317
Energean PLC	64,241	999,498
Entain PLC	220,858	4,024,312
Essentra PLC	159,618	415,006
Experian PLC	344,571	12,199,494
Ferrexpo PLC	120,567	163,936
Fevertree Drinks PLC	42,063	716,818
Firstgroup PLC	425,175	599,679
Forterra PLC(c)	107,721	261,822
Frasers Group PLC(a)	101,179	977,758
Future PLC	46,465	659,331
Games Workshop Group PLC	15,236	1,901,727
Gamma Communications PLC	35,381	518,763
GB Group PLC	116,448	476,096
Genuit Group PLC	126,963	479,480
Genus PLC	26,531	897,022
Glencore PLC	3,894,599	22,988,395
Grafton Group PLC	95,987	1,046,935
Grainger PLC	319,047	1,036,889
Great Portland Estates PLC	104,637	701,566
Greatland Gold PLC(a)	2,319,587	234,377
Greggs PLC	42,192	1,498,487
GSK PLC	1,535,713	27,693,769
Haleon PLC	1,912,771	8,409,877
Halfords Group PLC	99,906	263,921
Halma PLC	151,669	4,411,048
Hammerson PLC	2,287,647	806,725
Harbour Energy PLC	193,292	601,295
Hargreaves Lansdown PLC	134,310	1,359,788
Hays PLC	650,103	932,672
Helical PLC	82,936	312,690
Helios Towers PLC(a)	304,421	397,914
Security	Shares	Value

United Kingdom (continued)
Hikma Pharmaceuticals PLC	65,178	$1,509,572
Hill & Smith PLC	40,951	708,436
Hiscox Ltd.	135,023	2,009,569
Hochschild Mining PLC	157,282	142,106
Howden Joinery Group PLC	220,463	1,900,474
HSBC Holdings PLC	7,539,434	54,339,311
IG Group Holdings PLC	141,521	1,306,454
IMI PLC	100,371	2,013,829
Impax Asset Management Group PLC	38,279	378,411
Imperial Brands PLC	343,720	8,508,473
Inchcape PLC	153,011	1,557,722
Indivior PLC, NVS(a)	61,460	1,179,648
Informa PLC	566,855	5,153,322
IntegraFin Holdings PLC	134,611	460,487
InterContinental Hotels Group PLC	68,292	4,695,532
Intermediate Capital Group PLC	110,347	1,811,882
International Distributions Services PLC	280,534	893,129
Intertek Group PLC	59,180	3,095,955
Investec PLC	276,735	1,542,670
IP Group PLC	460,911	326,118
ITM Power PLC(a)(b)	180,776	177,910
ITV PLC(b)	1,365,727	1,390,062
IWG PLC(a)	365,444	780,485
J D Wetherspoon PLC(a)	46,389	415,675
J Sainsbury PLC	634,940	2,206,420
JD Sports Fashion PLC	1,033,367	2,097,287
JET2 PLC	63,326	978,015
John Wood Group PLC(a)	261,246	741,279
Johnson Matthey PLC	69,010	1,704,801
Jupiter Fund Management PLC	176,025	288,092
Just Group PLC	475,536	527,707
Kainos Group PLC	46,051	718,686
Keywords Studios PLC	37,325	1,269,752
Kingfisher PLC(b)	770,010	2,495,677
Lancashire Holdings Ltd.	104,443	805,030
Land Securities Group PLC	270,498	2,295,400
Learning Technologies Group PLC	306,837	433,820
Legal & General Group PLC	2,244,407	6,622,172
Liontrust Asset Management PLC	35,365	382,988
Lloyds Banking Group PLC	25,333,163	15,390,420
London Stock Exchange Group PLC	142,036	14,912,824
LondonMetric Property PLC	462,925	1,122,708
LXI REIT PLC	889,227	1,179,460
M&G PLC	964,981	2,494,028
Man Group PLC/Jersey	551,651	1,577,704
Marks & Spencer Group PLC(a)	732,398	1,515,401
Marshalls PLC	84,977	321,025
Mediclinic International PLC	171,681	1,076,212
Melrose Industries PLC	503,110	2,591,566
Mitchells & Butlers PLC(a)	119,286	262,293
Mitie Group PLC	607,110	702,872
Mondi PLC	176,893	2,818,848
Moneysupermarket.com Group PLC	215,306	743,481
National Express Group PLC	239,021	365,297
National Grid PLC	1,377,699	19,753,345
NatWest Group PLC, NVS	1,982,769	6,531,434
Network International Holdings PLC(a)(c)	187,458	912,196
Next Fifteen Communications Group PLC	31,151	329,635
Next PLC	50,838	4,313,440
Ninety One PLC	211,755	481,949

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
NMC Health PLC, NVS(e)	42,009	$1
Ocado Group PLC(a)	218,551	1,390,936
OSB Group PLC	183,129	1,146,633
Oxford Nanopore Technologies PLC(a)	122,311	352,906
Pagegroup PLC	140,697	802,949
Pantheon Resources PLC(a)(b)	380,085	89,181
Paragon Banking Group PLC	124,981	789,276
Pearson PLC	253,304	2,818,205
Penno Group PLC	102,724	1,110,924
Persimmon PLC	113,547	1,879,169
Petrofac Ltd.(a)(b)	215,923	193,888
Pets at Home Group PLC	212,406	1,030,459
Phoenix Group Holdings PLC	283,236	2,110,265
Playtech PLC(a)	99,274	720,626
Plus500 Ltd.	49,086	1,027,119
Primary Health Properties PLC	712,940	956,368
Provident Financial PLC	111,061	314,046
Prudential PLC	1,040,149	15,915,354
QinetiQ Group PLC	227,198	1,061,599
Quilter PLC(c)	549,564	588,308
Rathbones Group PLC	26,379	648,734
Reach PLC	122,781	130,388
Reckitt Benckiser Group PLC	270,205	21,835,204
Redde Northgate PLC	126,381	597,198
Redrow PLC	109,584	714,442
RELX PLC	724,625	24,143,556
Renishaw PLC	15,458	701,170
Rentokil Initial PLC	951,486	7,575,023
RHI Magnesita NV	16,079	457,025
Rightmove PLC	310,591	2,248,081
Rio Tinto PLC	427,509	27,177,757
Rolls-Royce Holdings PLC(a)	3,252,759	6,231,211
Rotork PLC	327,301	1,348,901
RS GROUP PLC	180,466	2,093,775
RWS Holdings PLC	127,303	407,650
S4 Capital PLC(a)	158,526	291,427
Safestore Holdings PLC	92,518	1,153,267
Sage Group PLC (The)	373,815	3,855,129
Savills PLC	69,082	836,304
Schroders PLC	333,104	2,040,231
Segro PLC	456,617	4,807,229
Serco Group PLC	519,418	992,876
Severn Trent PLC	94,347	3,475,138
Shell PLC	2,673,346	82,146,990
Sirius Real Estate Ltd.	622,021	629,680
Smart Metering Systems PLC	79,291	790,217
Smith & Nephew PLC	319,226	5,257,576
Smiths Group PLC	140,869	2,978,625
Softcat PLC	56,691	955,174
Spectris PLC	44,335	2,099,599
Spirax-Sarco Engineering PLC	26,966	3,768,230
Spire Healthcare Group PLC(a)(c)	197,575	567,371
Spirent Communications PLC	276,419	628,474
SSE PLC	408,104	9,416,248
SSP Group PLC(a)	314,876	1,020,168
St. James’s Place PLC	218,924	3,329,419
Standard Chartered PLC	948,303	7,513,530
Supermarket Income Reit PLC	626,237	689,104
Synthomer PLC	154,484	232,773
Tate & Lyle PLC	161,166	1,652,571
Security	Shares	Value

United Kingdom (continued)
Taylor Wimpey PLC	1,351,733	$2,181,516
Telecom Plus PLC	27,027	613,429
Tesco PLC	2,801,713	9,905,323
THG PLC(a)(b)	272,320	343,546
TP ICAP Group PLC	295,359	631,398
Trainline PLC(a)(c)	197,428	618,806
Travis Perkins PLC	80,295	969,053
Tritax Big Box REIT PLC	754,326	1,473,768
Unilever PLC	958,952	53,396,490
UNITE Group PLC (The)	134,954	1,628,392
United Utilities Group PLC	252,572	3,431,056
Vesuvius PLC	91,372	466,365
Victoria PLC(a)(b)	40,289	263,799
Victrex PLC	33,571	709,392
Virgin Money UK PLC	523,423	1,028,734
Vistry Group PLC	145,855	1,437,665
Vodafone Group PLC	9,850,309	11,831,455
Watches of Switzerland Group PLC(a)(c)	107,312	1,121,397
Weir Group PLC (The)	99,126	2,294,108
WH Smith PLC	58,388	1,158,189
Whitbread PLC	80,231	3,284,019
Wickes Group PLC	184,859	313,170
Workspace Group PLC	63,331	379,969
WPP PLC	419,300	4,886,697
YouGov PLC	43,121	460,635
		1,057,384,845

Total Common Stocks — 98.3%
(Cost: $4,552,306,928)		4,426,850,511

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	22,346	2,375,262
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	43,846	5,490,349
Fuchs Petrolub SE, Preference Shares, NVS	32,555	1,286,148
Henkel AG & Co. KGaA, Preference Shares, NVS	68,424	5,531,979
Jungheinrich AG, Preference Shares, NVS	21,152	819,846
Porsche Automobil Holding SE, Preference Shares, NVS	57,586	3,207,382
Sartorius AG, Preference Shares, NVS	9,362	3,638,909
Sixt SE, Preference Shares, NVS	5,931	472,537
Volkswagen AG, Preference Shares, NVS	71,373	9,745,966
		32,568,378

Total Preferred Stocks — 0.7%
(Cost: $39,919,564)		32,568,378

Rights

Spain — 0.0%
Faes Farma SA, (Expires 05/10/23)(a)(e)	175,019	23,528

Total Rights — 0.0%
(Cost: $22,671)		23,528
Total Long-Term Investments — 99.0%
(Cost: $4,592,249,163)		4,459,442,417

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(f)(g)(h)	44,875,643	$44,889,106
BlackRock Cash Funds: Treasury, SL Agency Shares,4.75%(f)(g)	430,000	430,000

Total Short-Term Securities — 1.0%
(Cost: $45,299,626)		45,319,106

Total Investments — 100.0%
(Cost: $4,637,548,789)		4,504,761,523

Other Assets Less Liabilities — 0.0%		1,902,193

Net Assets — 100.0%		$4,506,663,716

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,755,367	$6,111,689	(a)	$—	$8,146	$13,904	$44,889,106	44,875,643	$639,829	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	390,000	40,000	(a)	—	—	—	430,000	430,000	23,497		1
					$8,146	$13,904	$45,319,106		$663,326		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	624	06/16/23	$29,752	$794,668
FTSE 100 Index	168	06/16/23	16,601	298,307
				$1,092,975

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Europe ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$61,728,293	$4,365,122,217	$1	$4,426,850,511
Preferred Stocks	—	32,568,378	—	32,568,378
Rights	—	—	23,528	23,528
Short-Term Securities
Money Market Funds	45,319,106	—	—	45,319,106
	$107,047,399	$4,397,690,595	$23,529	$4,504,761,523
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,092,975	$—	$1,092,975

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt